Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
18.	INTANGIBLE ASSETS

Computer software

	2017	2016
	US$’000	US$’000
Cost
At January 1	510	387
Addition	10	126
Disposals	(18)	－
Exchange difference	24	(3)
At December 31	526	510
Accumulated amortization
At January 1	(337)	(294)
Amortization	(49)	(46)
Disposals	18	－
Exchange difference	(20)	3
At December 31	(388)	(337)
Net book value
At December 31	138	173

The cost of acquiring software is capitalized separately as an intangible asset on the basis of the costs incurred to acquire and bring to use the specific software. Intangible assets are stated at cost less accumulated amortization. Amortization of intangible assets are charged to operating expenses and cost on a straight-line basis over 5 years from the date they are available for use.